Property Plant And Equipment	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Property, Plant and Equipment

NOTE 10 PROPERTY, PLANT AND EQUIPMENT

U.S. Cellular's Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2012 and 2011 were as follows:

	Useful Lives
December 31,	(Years)	2012	2011
(Dollars in thousands)
Land	N/A	$33,947	$30,807
Buildings	20	341,852	330,925
Leasehold and land improvements	1-30	1,188,720	1,129,818
Cell site equipment	6-25	3,100,916	2,874,397
Switching equipment	1-8	1,155,114	1,113,780
Office furniture and equipment	3-5	535,656	570,776
Other operating assets and equipment	5-25	128,290	127,253
System development	3-7	631,184	545,193
Work in process	N/A	362,749	285,500
		7,478,428	7,008,449
Accumulated depreciation and amortization		(4,455,840)	(4,218,147)
		$3,022,588	$2,790,302

U.S. Cellular's depreciation and amortization expense totaled $597.7 million, $565.1 million and $559.0 million in 2012, 2011 and 2010, respectively. As a result of the Divestiture Transaction, U.S. Cellular recognized incremental depreciation and amortization in 2012. See Note 7 – Acquisitions, Divestitures and Exchanges for additional information.

TDS Telecom's (including ILEC, CLEC, and HMS) Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2012 and 2011 were as follows:

	Useful Lives
December 31,	(Years)	2012	2011
(Dollars in thousands)
Land	N/A	$9,004	$9,004
Buildings	30	147,177	135,883
Cable and wire	15-20	1,445,270	1,410,706
Network electronic equipment	5-12	888,425	853,458
Office furniture and equipment	5-10	312,843	286,593
Other equipment	10-15	127,566	114,788
System development	3-7	196,185	165,812
Work in process	N/A	87,043	88,924
		3,213,513	3,065,168
Accumulated depreciation and amortization		(2,279,325)	(2,128,411)
		$934,188	$936,757

The provision for TDS Telecom's ILEC companies' depreciation as a percentage of depreciable property was 5.5% in 2012, 5.5% in 2011 and 5.7% in 2010. TDS Telecom's depreciation and amortization expense related to Property, plant and equipment totaled $177.3 million, $168.2 million and $165.9 million in 2012, 2011 and 2010, respectively.

Corporate and other Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2012 and 2011 were as follows:

December 31,	2012	2011
(Dollars in thousands)
Property, plant and equipment	$116,558	$123,979
Accumulated depreciation and amortization	(76,068)	(66,503)
Total	$40,490	$57,476

Corporate and other fixed assets consist of assets at the TDS corporate offices, Suttle-Straus and Airadigm. Corporate and other depreciation and amortization expense related to Property, plant and equipment totaled $10.3 million, $8.3 million and $7.3 million in 2012, 2011 and 2010, respectively.

In 2012, 2011 and 2010, (Gain) loss on asset disposals and exchanges, net included charges of $19.7 million, $11.0 million and $11.8 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business. The 2011 (Gain) loss on asset disposals and exchanges, net also included a gain on the exchange of licenses, as described in Note 7 — Acquisitions, Divestitures and Exchanges.